DERIVATIVE WARRANT LIABILITY - Disclosure of assumptions used to estimate the fair value of the derivative warrant liability (Details)	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023
Expected volatility
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	0.473	0.485
GM and Panasonic | Derivative warrant liability
Class of Warrant or Rights [Line Items]
Number of Warrants | shares	25,000,000
GM and Panasonic | Derivative warrant liability | Risk-Free Interest Rate
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	4.2
GM and Panasonic | Derivative warrant liability | Expected volatility
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	59
GM and Panasonic | Derivative warrant liability | Stock Price at Valuation Date
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	1.59
GM and Panasonic | Derivative warrant liability | Exercise Price
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	2.38
GM and Panasonic | Derivative warrant liability | Average Fair Value per Warrant
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	0.13
Mitsui And Pallinghurst | Derivative warrant liability
Class of Warrant or Rights [Line Items]
Number of Warrants | shares	18,750,000
Mitsui And Pallinghurst | Derivative warrant liability | Risk-Free Interest Rate
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	4.2
Mitsui And Pallinghurst | Derivative warrant liability | Expected volatility
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	59
Mitsui And Pallinghurst | Derivative warrant liability | Stock Price at Valuation Date
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	1.59
Mitsui And Pallinghurst | Derivative warrant liability | Exercise Price
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	2.38
Mitsui And Pallinghurst | Derivative warrant liability | Average Fair Value per Warrant
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	0.13
IQ and CGF | Derivative warrant liability
Class of Warrant or Rights [Line Items]
Number of Warrants | shares	39,682,538
IQ and CGF | Derivative warrant liability | Risk-Free Interest Rate
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	4.2
IQ and CGF | Derivative warrant liability | Expected volatility
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	59
IQ and CGF | Derivative warrant liability | Stock Price at Valuation Date
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	1.59
IQ and CGF | Derivative warrant liability | Exercise Price
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	2.38
IQ and CGF | Derivative warrant liability | Average Fair Value per Warrant
Class of Warrant or Rights [Line Items]
Significant unobservable input, liabilities	0.13